Non-Current Assets and Disposal Groups Held for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Premises and equipment	€ 5,924	€ 6,193
Assets and liabilities classified as held for sale
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Total assets classified as held for sale	35	31
Assets and liabilities classified as held for sale | Premises and equipment
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Premises and equipment	2	0
Assets and liabilities classified as held for sale | Other assets
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Other assets	33	31
Assets and liabilities classified as held for sale | Other liabilities
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Total liabilities classified as held for sale	€ 0	€ 0